Report Of The Directors Financial Review Risk Report - Past due but not impaired gross financial instruments by geographical region (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	$ 2,471,203	$ 2,433,785
Gross carrying amount | Past due but not impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets		8,716
Gross carrying amount | Past due but not impaired | Financial Assets Excluding Equity Securities
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets		8,716
Europe | Gross carrying amount | Past due but not impaired | Financial Assets Excluding Equity Securities
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets		1,324
Asia | Gross carrying amount | Past due but not impaired | Financial Assets Excluding Equity Securities
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets		3,892
MENA | Gross carrying amount | Past due but not impaired | Financial Assets Excluding Equity Securities
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets		852
North America | Gross carrying amount | Past due but not impaired | Financial Assets Excluding Equity Securities
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets		2,015
Latin America | Gross carrying amount | Past due but not impaired | Financial Assets Excluding Equity Securities
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets		$ 633